QQQX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 103.5%
	COMMON STOCKS – 101.7%
	Air Freight & Logistics – 0.1%
3,000	FedEx Corp	$363,780
	Airlines – 0.3%
33,821	Delta Air Lines Inc	964,913
7,356	Ryanair Holdings PLC, ADR, (2)	390,530
28,693	Southwest Airlines Co	1,021,758
	Total Airlines	2,377,201
	Auto Components – 0.1%
29,023	American Axle & Manufacturing Holdings Inc, (2)	104,773
23,986	Gentex Corp	531,530
4,600	Lear Corp	373,750
	Total Auto Components	1,010,053
	Automobiles – 0.0%
53,641	Ford Motor Co	259,086
	Banks – 0.1%
5,455	JPMorgan Chase & Co	491,114
	Beverages – 0.9%
24,872	Brown-Forman Corp, Class B	1,380,645
99,200	Monster Beverage Corp, (2)	5,580,992
	Total Beverages	6,961,637
	Biotechnology – 8.0%
9,056	Agios Pharmaceuticals Inc, (2)	321,307
15,331	Alkermes PLC, (2)	221,073
120,000	Amgen Inc, (3)	24,327,600
30,946	Biogen Inc, (2)	9,790,695
219,937	Gilead Sciences Inc, (3)	16,442,490
67,590	ImmunoGen Inc, (2)	230,482
11,495	Ionis Pharmaceuticals Inc, (2)	543,484
14,000	Myriad Genetics Inc, (2)	200,340
19,200	Regeneron Pharmaceuticals Inc, (2)	9,375,168
13,285	Seattle Genetics Inc, (2)	1,532,823
3,945	United Therapeutics Corp, (2)	374,085
	Total Biotechnology	63,359,547
0

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 0.6%
10,802	Moody's Corp	$2,284,623
26,700	Morgan Stanley	907,800
12,686	SEI Investments Co	587,869
7,968	T Rowe Price Group Inc	778,075
	Total Capital Markets	4,558,367
	Chemicals – 0.3%
6,428	Ecolab Inc	1,001,675
3,290	Sherwin-Williams Co	1,511,821
	Total Chemicals	2,513,496
	Commercial Services & Supplies – 0.5%
11,265	Copart Inc, (2)	771,878
8,298	IAA Inc, (2)	248,608
8,298	KAR Auction Services Inc	99,576
16,365	Tetra Tech Inc	1,155,696
7,836	Waste Connections Inc	607,290
10,274	Waste Management Inc	950,962
	Total Commercial Services & Supplies	3,834,010
	Communications Equipment – 3.7%
735,000	Cisco Systems Inc, (3)	28,892,850
5,452	F5 Networks Inc, (2)	581,347
	Total Communications Equipment	29,474,197
	Containers & Packaging – 0.1%
4,364	Ball Corp	282,176
10,909	International Paper Co	339,597
	Total Containers & Packaging	621,773
	Distributors – 0.2%
3,763	Genuine Parts Co	253,363
8,507	Pool Corp	1,673,922
	Total Distributors	1,927,285
	Diversified Consumer Services – 0.2%
47,131	Service Corp International/US	1,843,293
	Electrical Equipment – 0.2%
10,254	Rockwell Automation Inc	1,547,431
	Electronic Equipment, Instruments & Components – 0.4%
13,253	Amphenol Corp, Class A	965,879
4,010	Arrow Electronics Inc, (2)	207,999
6,503	Avnet Inc	163,225
33,069	Corning Inc	679,237
8,393	Keysight Technologies Inc, (2)	702,326

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
15,009	National Instruments Corp	$496,498
	Total Electronic Equipment, Instruments & Components	3,215,164
	Energy Equipment & Services – 0.0%
35,500	Nabors Industries Ltd	13,849
40,695	Transocean Ltd, (2)	47,206
	Total Energy Equipment & Services	61,055
	Entertainment – 0.0%
10,583	Cinemark Holdings Inc	107,841
	Equity Real Estate Investment Trust – 0.3%
20,097	Apartment Investment & Management Co, Class A	706,409
59,567	CubeSmart	1,595,800
3,512	Retail Value Inc	43,022
32,514	SITE Centers Corp	169,398
	Total Equity Real Estate Investment Trust	2,514,629
	Food & Staples Retailing – 0.3%
4,146	Casey's General Stores Inc	549,304
27,602	Kroger Co	831,372
9,491	Sysco Corp	433,074
22,148	US Foods Holding Corp, (2)	392,241
	Total Food & Staples Retailing	2,205,991
	Food Products – 0.2%
16,583	Conagra Brands Inc	486,545
5,782	Hain Celestial Group Inc, (2)	150,158
12,000	Pilgrim's Pride Corp, (2)	217,440
4,147	Post Holdings Inc, (2)	344,077
	Total Food Products	1,198,220
	Health Care Equipment & Supplies – 1.5%
74,842	Abbott Laboratories, (3)	5,905,782
3,982	Becton Dickinson and Co, (3)	914,944
17,456	Danaher Corp	2,416,085
9,202	Hill-Rom Holdings Inc	925,721
4,050	Stryker Corp, (3)	674,285
12,110	Zimmer Biomet Holdings Inc, (3)	1,224,079
	Total Health Care Equipment & Supplies	12,060,896
	Health Care Providers & Services – 0.2%
4,464	McKesson Corp, (3)	603,801
8,669	Universal Health Services Inc, Class B	858,924
	Total Health Care Providers & Services	1,462,725

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 0.3%
22,598	Carnival Corp	$297,615
10,909	Darden Restaurants Inc	594,104
31,857	Restaurant Brands International Inc	1,275,236
	Total Hotels, Restaurants & Leisure	2,166,955
	Household Durables – 0.1%
45,314	KB Home	820,183
	Industrial Conglomerates – 0.1%
6,260	Honeywell International Inc	837,525
	Insurance – 0.2%
25,800	Fidelity National Financial Inc	641,904
13,092	Globe Life Inc	942,231
	Total Insurance	1,584,135
	Interactive Media & Services – 15.0%
32,600	Alphabet Inc, Class A, (2)	37,879,570
33,600	Alphabet Inc, Class C, (2), (3)	39,070,416
46,910	Baidu Inc, ADR, (2), (3)	4,728,059
200,000	Facebook Inc, Class A, (2)	33,360,000
19,201	IAC/InterActiveCorp, (2)	3,441,395
32,728	Twitter Inc, (2)	803,800
	Total Interactive Media & Services	119,283,240
	Internet & Direct Marketing Retail – 14.0%
47,000	Amazon.com Inc, (2)	91,636,840
9,274	Booking Holdings Inc, (2)	12,476,498
229,104	eBay Inc, (3)	6,886,866
	Total Internet & Direct Marketing Retail	111,000,204
	IT Services – 4.7%
7,911	Black Knight Inc, (2)	459,313
13,463	DXC Technology Co	175,692
25,900	Fidelity National Information Services Inc	3,150,476
20,900	Genpact Ltd	610,280
25,384	Global Payments Inc	3,661,134
64,256	Infosys Ltd, ADR	527,542
49,092	Jack Henry & Associates Inc	7,621,042
5,400	Leidos Holdings Inc	494,910
213,259	PayPal Holdings Inc, (2)	20,417,417
6,733	Perspecta Inc	122,810
	Total IT Services	37,240,616
	Life Sciences Tools & Services – 0.7%
63,277	Agilent Technologies Inc	4,531,899

Shares	Description (1)	Value
	Life Sciences Tools & Services (continued)
5,200	Charles River Laboratories International Inc, (2)	$656,292
	Total Life Sciences Tools & Services	5,188,191
	Machinery – 0.2%
10,391	Caterpillar Inc	1,205,772
8,700	Fortive Corp	480,153
	Total Machinery	1,685,925
	Media – 3.5%
5,347	AMC Networks Inc, Class A, (2)	129,986
740,000	Comcast Corp, Class A, (3)	25,441,200
86,878	News Corp, Class A	779,730
72,100	News Corp, Class B	648,179
20,947	ViacomCBS Inc, Class B	293,467
7,458	WPP PLC, ADR	251,857
	Total Media	27,544,419
	Multiline Retail – 0.2%
69,505	JC Penney Co Inc, (2)	25,022
7,528	Kohl's Corp	109,834
11,020	Target Corp	1,024,529
	Total Multiline Retail	1,159,385
	Oil, Gas & Consumable Fuels – 0.0%
9,491	Continental Resources Inc	72,511
10,146	Devon Energy Corp	70,109
26,000	Marathon Oil Corp	85,540
12,330	Noble Energy Inc	74,473
28,041	QEP Resources Inc	9,380
16,802	Range Resources Corp	38,309
	Total Oil, Gas & Consumable Fuels	350,322
	Pharmaceuticals – 1.0%
137,136	Bristol-Myers Squibb Co, (3)	7,643,961
6,499	Jazz Pharmaceuticals PLC, (2)	648,210
	Total Pharmaceuticals	8,292,171
	Professional Services – 0.3%
11,246	IHS Markit Ltd	674,760
12,505	ManpowerGroup Inc	662,640
21,381	Robert Half International Inc	807,133
	Total Professional Services	2,144,533
	Semiconductors & Semiconductor Equipment – 13.2%
100,370	Analog Devices Inc	8,998,171
300,000	Applied Materials Inc, (3)	13,746,000

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
670,000	Intel Corp, (3)	$36,260,400
90,004	NVIDIA Corp	23,725,054
30,423	ON Semiconductor Corp, (2)	378,462
6,473	Power Integrations Inc	571,760
257,470	QUALCOMM Inc, (3)	17,417,845
11,070	Silicon Laboratories Inc, (2)	945,489
22,000	Skyworks Solutions Inc	1,966,360
21,819	Taiwan Semiconductor Manufacturing Co Ltd, ADR	1,042,730
	Total Semiconductors & Semiconductor Equipment	105,052,271
	Software – 16.3%
19,637	ANSYS Inc, (2)	4,565,013
58,910	Autodesk Inc, (2)	9,195,851
13,000	CDK Global Inc	427,050
5,245	J2 Global Inc, (2), (3)	392,588
700,000	Microsoft Corp, (3)	110,397,000
1,728	MicroStrategy Inc, Class A, (2), (3)	204,077
24,247	Open Text Corp	846,705
43,639	Oracle Corp	2,109,073
13,531	PTC Inc, (2)	828,233
	Total Software	128,965,590
	Specialty Retail – 0.5%
16,258	Aaron's Inc	370,357
4,877	Advance Auto Parts Inc	455,122
873	AutoZone Inc, (2)	738,558
18,001	Bed Bath & Beyond Inc	75,784
21,819	CarMax Inc, (2)	1,174,517
19,136	Dick's Sporting Goods Inc	406,831
10,146	Foot Locker Inc	223,719
15,800	Michaels Cos Inc, (2)	25,596
15,274	Sally Beauty Holdings Inc, (2)	123,414
19,420	Urban Outfitters Inc, (2)	276,541
	Total Specialty Retail	3,870,439
	Technology Hardware, Storage & Peripherals – 13.0%
400,000	Apple Inc, (3)	101,716,000
20,777	Hewlett Packard Enterprise Co	201,745
29,000	NetApp Inc	1,209,010
	Total Technology Hardware, Storage & Peripherals	103,126,755
	Textiles, Apparel & Luxury Goods – 0.1%
8,067	PVH Corp	303,642
4,144	Ralph Lauren Corp	276,943

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
19,420	Skechers USA Inc, Class A, (2)	$461,031
	Total Textiles, Apparel & Luxury Goods	1,041,616
	Wireless Telecommunication Services – 0.1%
31,206	Sprint Corp, (2)	268,996
20,995	Telephone & Data Systems Inc	351,876
14,195	United States Cellular Corp, (2)	415,771
	Total Wireless Telecommunication Services	1,036,643
	Total Common Stocks (cost $288,899,177)	806,359,909

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 1.8%
110,000	Vanguard Total Stock Market ETF	$14,180,100
	Total Exchange-Traded Funds (cost $14,349,531)	14,180,100

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Pharmaceuticals – 0.0%
137,136	Bristol-Myers Squibb Co	$521,117
	Total Common Stock Rights (cost $292,100)	521,117
	Total Long-Term Investments (cost $303,540,808)	821,061,126

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$16,108	Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/20, repurchase price $16,108,163, collateralized by $15,545,000, U.S. Treasury Notes, 0.250%, due 7/15/29, value $16,432,542	0.000%	4/01/20	$16,108,163
	Total Short-Term Investments (cost $16,108,163)			16,108,163
	Total Investments (cost $319,648,971) – 105.6%			837,169,289
	Other Assets Less Liabilities – (5.6)% (5)			(44,024,049)
	Net Assets Applicable to Common Shares – 100%			$793,145,240
Investments in Derivatives
Options Written
Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
Facebook Inc	Call	(100)	$(1,750,000)	$175	4/17/20	$(36,250)
FedEx Corp	Call	(30)	(390,000)	130	4/17/20	(5,865)
Gilead Sciences Inc	Call	(100)	(810,000)	81	4/17/20	(19,000)

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Options Written
Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
NASDAQ 100 Stock Index	Call	(570)	(427,500,000)	$7,500	4/17/20	(28,653,900)
S&P 500® Index	Put	(88)	(17,600,000)	2,000	4/17/20	(67,581)
S&P 500® Index	Call	(88)	(25,080,000)	2,850	4/17/20	(70,220)
Total Options Written (premiums received $18,824,289)		(976)	$(473,130,000)			$(28,852,816)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$806,359,909	$ —	$ —	$806,359,909
Exchange-Traded Funds	14,180,100	—	—	14,180,100
Common Stock Rights	521,117	—	—	521,117
Short-Term Investments:
Repurchase Agreements	—	16,108,163	—	16,108,163
Investments in Derivatives:
Options Written	(28,852,816)	—	—	(28,852,816)
Total	$792,208,310	$16,108,163	$ —	$808,316,473

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(6)	Exchange-traded, unless otherwise noted.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor's